Income Taxes - Valuation Allowance Activity (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Asset, Valuation Allowance [Roll Forward]
Valuation allowance, beginning balance	$ (7,727,287)	$ (4,286,495)	$ (3,147,795)
Addition in current year	(4,960,490)	(3,440,792)	(1,138,700)
Reversals in current year	0	0	0
Valuation allowance, ending balance	$ (12,687,777)	$ (7,727,287)	$ (4,286,495)